Research and development expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and development expenses
Personnel expenses	$ 226,344	$ 162,010	$ 160,464
External research and development expenses	483,192	366,955	382,902
Materials and consumables	4,057	2,396	2,735
Depreciation and amortization	105,546	102,132	3,742
IT expenses	19,935	12,678	7,798
Other expenses	20,418	17,194	22,879
Total research and development expenses	$ 859,492	$ 663,366	$ 580,520